Income taxes - Text Details (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes [Line Items]
Tax expense (income)	[1]	€ (103)	€ 212	€ 258
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations		737	€ 81	€ 70
Applicable tax rate			25.00%	25.00%	25.00%
Net deferred tax assets		2,134	€ 1,761
Deferred tax assets		2,216	1,820
Deferred tax liabilities		83	59
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates		12	35
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		298	275
Deductible temporary differences for which no deferred tax asset is recognised		33	33
Other tax liability		€ 544	€ 291

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.